UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Chad Atkins
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Chad Atkins	Naples, Florida	 	November 14, 2012

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $  1,173,887 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts, Inc.       COM              00751Y106    12092   176685 SH       DEFINED 01               5125   171560
Air Transport Services Group,  COM              00922R105    12544  2844898 SH       DEFINED 01             434775  2410123
Alere Inc.                     COM              01449J105    34619  1776220 SH       DEFINED 01             142175  1634045
AutoNation Inc.                COM              05329W102    11666   267130 SH       DEFINED 01                      267130
Avid Technology Inc.           COM              05367P100    18526  1958315 SH       DEFINED 01             177350  1780965
Bank of Hawaii Corp.           COM              062540109    10649   233429 SH       DEFINED 01                      233429
Bio-Rad Laboratories Inc. CL A COM              090572207     2702    25317 SH       DEFINED 01                       25317
Black Hills Corp.              COM              092113109    16575   465970 SH       DEFINED 01              16225   449745
Brookline Bancorp Inc.         COM              11373M107     1262   143080 SH       DEFINED 01                      143080
CA Technologies                COM              12673P105    72306  2806353 SH       DEFINED 01             206332  2600021
CapitalSource Inc.             COM              14055X102     1440   190001 SH       DEFINED 01             154901    35100
Carrols Restaurant Group, Inc. COM              14574X104     2284   396550 SH       DEFINED 01             276250   120300
Cisco Systems Inc.             COM              17275R102    33922  1776461 SH       DEFINED 01             197275  1579186
Consolidated Graphics Inc.     COM              209341106     1423    54547 SH       DEFINED 01               3465    51082
CoreLogic Inc.                 COM              21871D103    26213   988048 SH       DEFINED 01              24225   963823
Covidien PLC                   COM              G2554F113    32393   545154 SH       DEFINED 01              19750   525404
Darling International Inc.     COM              237266101    14702   803850 SH       DEFINED 01              26200   777650
DeVry Inc.                     COM              251893103    14658   644038 SH       DEFINED 01              18425   625613
Dover Downs Gaming & Entmt., I COM              260095104     4428  1778413 SH       DEFINED 01                     1778413
Dundee Corp. CL A              COM              264901109    16547   661364 SH       DEFINED 01                      661364
EZCORP, Inc.                   COM              302301106    39784  1735011 SH       DEFINED 01              86250  1648761
Electro Rent Corp.             COM              285218103     8486   479725 SH       DEFINED 01             131313   348412
Federated Investors, Inc.      COM              314211103     8690   420005 SH       DEFINED 01              12075   407930
Fiesta Restaurant Group, Inc.  COM              31660B101     6324   398450 SH       DEFINED 01             276250   122200
First Defiance Financial Corp. COM              32006W106      786    45511 SH       DEFINED 01                       45511
First Financial Holdings Inc.  COM              320239106     2639   203177 SH       DEFINED 01                      203177
Gildan Activewear, Inc.        COM              375916103    18513   584390 SH       DEFINED 01              59625   524765
Glacier Bancorp Inc.           COM              37637Q105     2242   143798 SH       DEFINED 01                      143798
Global Cash Access Hldgs Inc.  COM              378967103    31834  3954540 SH       DEFINED 01             517025  3437515
Golar LNG Limited              COM              G9456A100    39240  1016854 SH       DEFINED 01              85500   931354
Golar LNG Partners, LP         COM              Y2745C102     4664   145575 SH       DEFINED 01                      145575
H&R Block, Inc.                COM              093671105    22387  1291797 SH       DEFINED 01              39775  1252022
Health Management Assoc. Inc.  COM              421933102      619    73825 SH       DEFINED 01              50000    23825
Imation Corp.                  COM              45245A107     7982  1427873 SH       DEFINED 01                     1427873
Independent Bank Corp.-MA      COM              453836108     1412    46923 SH       DEFINED 01                       46923
International Business Machine COM              459200101     1100     5304 SH       DEFINED 01                        5304
John Wiley & Sons Inc. CL A    COM              968223206    12340   268559 SH       DEFINED 01                      268559
Lam Research Corp.             COM              512807108    12830   403713 SH       DEFINED 01              43188   360525
Marcus Corp.                   COM              566330106    11054   995818 SH       DEFINED 01              36966   958852
Mentor Graphics Corp.          COM              587200106    36339  2348993 SH       DEFINED 01             230447  2118546
Mine Safety Appliances Co.     COM              602720104    13924   373606 SH       DEFINED 01              12825   360781
National Financial Partners Co COM              63607p208     5094   301433 SH       DEFINED 01                      301433
National Fuel Gas Co.          COM              636180101    20261   374928 SH       DEFINED 01              26525   348403
Noble Corporation              COM              H5833N103    24919   696460 SH       DEFINED 01              22525   673935
Nu Skin Enterprises Inc.       COM              67018T105     9013   232118 SH       DEFINED 01                      232118
OceanFirst Financial Corp.     COM              675234108     1059    72212 SH       DEFINED 01               1600    70612
Oppenheimer Holdings Inc.      COM              683797104    10440   654538 SH       DEFINED 01              45825   608713
Pope Resources LP              COM              732857107     7629   146292 SH       DEFINED 01              20300   125992
Prestige Brands Holdings, Inc. COM              74112D101    25561  1507137 SH       DEFINED 01              47054  1460083
Progress Software Corp.        COM              743312100     3839   179459 SH       DEFINED 01                      179459
Progressive Waste Solutions, L COM              74339G101     3534   171825 SH       DEFINED 01                      171825
Provident New York Bancorp     COM              744028101      784    83350 SH       DEFINED 01                       83350
Qualcomm Inc.                  COM              747525103    37530   600770 SH       DEFINED 01              61500   539270
Quantum Corp.                  COM              747906204    33426 20761615 SH       DEFINED 01            1901680 18859935
Raymond James Financial Inc.   COM              754730109    31219   851810 SH       DEFINED 01              27300   824510
SAIC, Inc.                     COM              78390X101    15671  1301593 SH       DEFINED 01              62075  1239518
Suffolk Bancorp                COM              864739107     1255    85593 SH       DEFINED 01               1525    84068
Swift Energy Company           COM              870738101    27477  1315964 SH       DEFINED 01              83725  1232239
Symantec Corp.                 COM              871503108    60588  3370695 SH       DEFINED 01             321968  3048727
TF Financial Corp.             COM              872391107      575    24162 SH       DEFINED 01                       24162
Tibco Software Inc.            COM              88632Q103     9814   324702 SH       DEFINED 01                      324702
Triumph Group Inc.             COM              896818101     9056   144898 SH       DEFINED 01              11450   133448
UTi Worldwide Inc.             COM              G87210103    12346   916545 SH       DEFINED 01              16400   900145
Ultra Petroleum Corp.          COM              903914109    25888  1177801 SH       DEFINED 01              37575  1140226
Universal Health Services Inc. COM              913903100    40573   887219 SH       DEFINED 01              59422   827797
Valeant Pharmaceuticals Intern COM              91911K102    49434   894406 SH       DEFINED 01              53175   841231
WSFS Financial Corp.           COM              929328102     1764    42724 SH       DEFINED 01                       42724
Warner Chilcott PLC            COM              G94368100    32546  2410789 SH       DEFINED 01             202728  2208061
Willis Group Holdings PLC      COM              G96666105    22805   617679 SH       DEFINED 01              16725   600954
Zimmer Holdings Inc.           COM              98956P102    24530   362756 SH       DEFINED 01              11750   351006
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204     1116     5502 SH       DEFINED 01               3257     2245